Other Non-Current Liabilities (Details) - Schedule of other Non-Current Liabilities - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of other non-current liabilities [Abstract]
Payable to exiting investors	$ 97,979	$ 94,316	$ 114,870
Product warranty – non-current	15,244	15,060	14,693
Deferred subsidy income- non-current	1,139	1,221	1,389
Total	$ 114,362	$ 110,597	$ 130,952